Investment in Sal De La Puna Joint Venture - Additional Information (Details) - Hectares	Apr. 20, 2023	Dec. 31, 2025
Sal de la Puna Holdings S.a.r.l.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of fact and basis for preparation of financial statements when not going concern basis		100.00%
Proportion of area owned after acquisiton	13,852
Sal de la Puna Holdings S.a.r.l. | Ganfeng New Energy Technology Development (Suzhou) Co., Ltd.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	35.00%
Arena Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	100.00%
Arena Minerals | Sal de la Puna Holdings S.a.r.l.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	65.00%
Place of joint operation	Pastos Grandes Basin